Offerings - Offering: 1	Oct. 22, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common units, representing limited partnership interests
Amount Registered | shares	1,317,591
Proposed Maximum Offering Price per Unit	26.04
Maximum Aggregate Offering Price	$ 34,310,070
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,253
Offering Note

(1)
This registration statement covers the offering of 1,317,591 common units representing limited partnership interests in NextEra Energy Partners, LP (the “common units”), to be issued pursuant to the NextEra Energy Partners, LP 2024 Long Term Incentive Plan (the “Plan”). Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of common units which, by reason of changes in the capitalization of the registrant and other events specified in the Plan, may become subject to the Plan.

(2)
Estimated in accordance with Rules 457(c) and 457(h) under the Securities Act, solely for purposes of calculating the registration fee, based on the average of the high and low prices per common unit on October 1
8
, 2024, as reported on the New York Stock Exchange.